Related party balances and transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of related party balances

The related party balances consisted of the following:

Name	Relationship	Nature	Classification	December 31, 2025 (HK$’000)	June 30, 2026 (HK$’000)	June 30, 2026 (US$’000)

Mr. Li	Former sole shareholder and executive director	Advance from a former sole shareholder	Amounts due to related parties	611	680	87
Mr. Chiu Yat Chung Gary	Former senior management	Advance from a former senior management	Amounts due to related parties	-	-	-
Mr. Li Siu Lun, Allan	Senior management	Advance from a member of senior management	Amounts due to related parties	-	-	-
Total amounts due to related parties				611	680	87

Schedule of rental agreement with related party

The Company entered into the following rental agreement with a related party for a director quarter situated in Hong Kong:

Premises	Relationship with the lessor	Rental payment for the six months ended June 30, 2025 (HK$’000)	Rental payment for the six months ended June 30, 2026 (HK$’000)	Rental payment for the six months ended June 30, 2026 (US$’000)
Director’s quarters	Lessor is a company owned by Mr. Li and his spouse	300	300	38
Hong Kong office	Lessor is Mr. Li and his spouse	300	300	38